MFS(R) GLOBAL ASSET ALLOCATIONsm FUND

            Supplement dated January 1, 2002 as revised June 7, 2002
                           to the Current Prospectus


This supplement describes the fund's class I shares, and it supplements certain information in the fund's Prospectus dated January 1, 2002. The caption headings used in this supplement correspond with the caption headings used in the prospectus.

You may purchase class I shares only if you are an eligible investor, as described under the caption "Description of Share Classes" below.


1.   RISK RETURN SUMMARY

     Performance Table. The "Performance Table" is intended to indicate some of the risks of investing in the fund by showing changes in the fund's performance over time. The table is supplemented as follows:


     Average Annual Total Returns as of December 31, 2000

                                                                          1 Year         5 Years          Life*
                                                                          ------         -------          -----
        Class I shares                                                 (2.53)%           9.47%          10.54%
        JP Morgan Non-Dollar Government Bond Index#+                   (2.47)%           1.86%           4.84%
        MSCI EAFE Index#++                                            (13.96)%           7.43%           7.26%
        Lehman Brothers Aggregate Bond Index#+++                       11.63%            6.46%           7.64%
        Average global flexible portfolio##                            (4.53)%          10.83%          11.16%

------------------
#    Source: Standard & Poor's Micropal, Inc.
##   Source: Lipper Inc.
* Fund performance figures are for the period from the commencement of the fund's investment operations, July 22, 1994 through December 31, 2000. Index returns are from August 1, 1994.
+ The J.P. Morgan Non-Dollar Government Bond Index is a broad-based, unmanaged aggregate of actively traded government bonds issued from 12 countries (excluding the United States) with remaining maturities of at least one year.
++ The Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far East) Index is a broad-based, unmanaged market-capitalization-weighted total return index which measures the performance of 21 developed-country global stock markets.
+++ The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index composed of all publicly issued obligations of the U.S. Treasury and Government agencies, all corporate debt guaranteed by the U.S. Government, and all fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), the Federal Home Loan Mortgage Corporation (FHLMC), and the Federal National Mortgage Association (FNMA).


The fund commenced investment operations on July 22, 1994 with the offering of class A, B and C shares, and subsequently offered class I shares on January 7, 1997. Class I share performance includes the performance of the fund's class A shares for periods prior to the offering of class I shares. This blended class I share performance has been adjusted to take into account the fact that class I shares have no initial sales charge (load). This blended performance has not been adjusted to take into account differences in class specific operating expenses. Because operating expenses of class I shares are lower than those of class A shares, this blended class I share performance is lower than the performance of class I shares would have been had class I shares been offered for the entire period.

2.   EXPENSE SUMMARY

     Expense Table. The "Expense Table" describes the fees and expenses that you may pay when you buy, redeem and hold shares of the fund. The table is supplemented as follows:


  Annual Fund Operating Expenses (expenses that are deducted from fund assets):

     Management Fees...................................        0.60%
     Distribution and Service (12b-1) Fees.............        None
     Other Expenses....................................        0.35%
                                                               -----
     Total Annual Fund Operating Expenses(1)...........        0.95%
--------------------------
(1) The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the fund's expenses). Any such fee reductions are not reflected in the table. Had these fee reductions been taken into account, "Total Annual Fund Operating Expenses" would have been 0.94% for class I.


..    EXAMPLE OF EXPENSES

     The "Example of Expenses" table is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

     The examples assume that:

o You invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods;

o Your investment has a 5% return each year and dividends and other distributions are reinvested; and

o    The fund's operating expenses remain the same.


      The table is supplemented as follows:

                Share Class                          Year 1        Year 3              Year 5             Year 10
                                                     ------        ------              ------             -------
                Class I shares                       $97           $303                $526               $1,166

3.   DESCRIPTION OF SHARE CLASSES

     The "Description of Share Classes" is supplemented as follows:

     If you are an eligible investor (as described below), you may purchase class I shares at net asset value without an initial sales charge or CDSC upon redemption. Class I shares do not have annual distribution and service fees, and do not convert to any other class of shares of the fund.

     The following eligible investors may purchase class I shares:

o certain retirement plans established for the benefit of employees of MFS and employees of MFS' affiliates; and

o any fund distributed by MFSD, if the fund seeks to achieve its investment objective by investing primarily in shares of the fund and other MFS funds.

In addition, MFD, at its sole discretion, may accept investments from other purchasers not listed above.

In no event will the fund, MFS, MFD or any of their affiliates pay any sales commissions or compensation to any third party in connection with the sale of class I shares. The payment of any such sales commission or compensation would, under the fund's policies, disqualify the purchaser as an eligible investor in class I shares.

4.   HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES

     The discussion of "How to Purchase, Exchange and Redeem Shares" is supplemented as follows:

     You may purchase, redeem and exchange class I shares only through your MFD representative or by contacting MFSC (see the back cover of the Prospectus for address and phone number). You may exchange your class I shares for class I shares of another MFS Fund (if you are eligible to purchase them) and for shares of the MFS Money Market Fund at net asset value.


5.   FINANCIAL HIGHLIGHTS

     The "Financial Highlights" table is intended to help you understand the fund's financial performance. It is supplemented as follows:

Financial Statements - Class I shares

                                                                                                                       Period Ended
                                                                             Year Ended August 31                       August 31,
                                                                             --------------------                       ----------
                                                             2001           2000           1999            1998            1997*
                                                             ----           ----           ----            ----            -----
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                     $19.15         $16.63          $16.34         $18.74           $17.56
                                                          ------         ------          ------         ------           ------
Income from investment operations# -
   Net investment income                                  $ 0.43        $  0.33         $  0.48        $  0.57         $   0.28
   Net realized and unrealized gain(loss) on investments
and
     foreign currency transactions                         (3.05)          3.01            1.50          (0.70)            1.16
                                                        ---------      --------        --------       ---------        --------
       Total from investment operations                   $(2.62)       $  3.34         $  1.98        $ (0.13)         $  1.44
                                                          -------       -------         -------        --------         -------
Less distributions declared to shareholders -
   From net investment income                             $(0.75)       $ (0.82)        $ (0.75)       $ (0.82)         $ (0.26)
                                                          -------       --------        --------       --------         --------
   From net realized gain on investments and foreign
     currency transactions                                 (1.26)           --            (0.94)         (1.45)             --
                                                           ------        ------       ----------     ----------          -----
   In excess of net realized gain on investments and
foreign
     currency transactions                                 (0.13)           --              --             --               --
                                                        ---------        ------          ------         ------           -----
       Total distributions declared to shareholders       $(2.14)       $ (0.82)       $  (1.69)      $  (2.27)        $  (0.26)
Net asset value - end of period                           $14.39         $19.15          $16.63         $16.34           $18.74
                                                          ------         ------          ------         ------           ------
Total return                                              (14.63)%         20.40%          12.73%        (1.21)%           8.22%++
Ratios (to average net assets)/
   Supplemental data:
   Expenses##                                               0.95%           0.99%           0.94%         0.94%            0.97%+
   Net investment income                                    2.68%           1.93%           2.84%         3.07%            3.43%+
Portfolio turnover                                          121%            144%            184%          127%               128%
Net assets at end of period (000 Omitted)                    --+++           --+++           $45           $35                $34

----------------------------------------

* For the period from the commencement of the Fund's offering of Class I shares, January 7, 1997, through August 31, 1997.

+    Annualized.

++   Not annualized.

+++  Class I net assets were less than $500.

#    Per share data are based on average shares outstanding

## Ratios to not reflect expense reductions from certain expense offset arrangements.

     The date of this Supplement is January 1, 2002 as revised June 7, 2002.